INVENTORY (Tables)	3 Months Ended	12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016
Inventory, Net [Abstract]
Schedule of Inventory
The following table provides the components of inventory as of December 31, 2016 and September 30, 2016:

	December 31,	September 30,
	2016	2016

Mineralized material stockpile	$84,153	$87,840
Concentrate	154,411	146,738
Iron ore	17,686	17,888
Total	$256,250	$252,466

The following table provides the components of inventory as of September 30, 2016 and 2015:

	September 30,
	2016	2015

Mineralized material stockpile	$87,840	$52,279
Concentrate	146,738	—
Iron ore	17,888	—
Total	$252,466	$52,279